DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 36.8	$ 54.1	$ (3.1)
Held at fair value through profit or loss | Forward freight agreements
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	1.7	0.0	0.4
Held at fair value through profit or loss | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(0.2)	0.0	0.2
Held for hedging | Bunker swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(0.5)	0.0	0.1
Held for hedging | Forward exchange contracts
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.5	0.4	(1.6)
Held for hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 35.3	$ 53.7	$ (2.2)